CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 2) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Yandex.Money USD ($)	Dec. 31, 2014 Yandex.Money RUB	Dec. 31, 2013 Yandex.Money RUB	Dec. 31, 2014 Seismotech LLC USD ($)	Dec. 31, 2014 Seismotech LLC RUB	Dec. 31, 2013 Seismotech LLC RUB	Dec. 31, 2014 Blekko Inc USD ($)	Dec. 31, 2014 Blekko Inc RUB	Dec. 31, 2013 Blekko Inc RUB	Dec. 31, 2014 Other USD ($)	Dec. 31, 2014 Other RUB	Dec. 31, 2013 Other RUB	Dec. 31, 2013 Facebook RUB	Dec. 31, 2014 Russian government bonds USD ($)	Dec. 31, 2014 Russian government bonds RUB	Dec. 31, 2014 Russian corporate bonds USD ($)	Dec. 31, 2014 Russian corporate bonds RUB
Investment in Debt and Equity Securities
Held-to-maturity Securities	$ 55.5	3,124.0															$ 10.1	567.0	$ 45.4	2,557.0
Total investments in non-marketable equity securities	15.5	871.0	1,250.0	11.2	631.0	583.0	0.6	36.0	36.0			605.0	3.7	204.0	26.0
Ownership interest				25.00%	25.00%		25.00%	25.00%
Share of results of equity method investments in the amount of gain (loss) within other income	0.8	48.0	(6.0)
Impairment of investment in equity securities	12.4	700.0								12.4	700.0
Current marketable securities			87													87